Note 10 - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2013	$142,680
2014	140,583
2015	62,638
Total minium payments	$345,901

Schedule of Future Minimum Royalty Payments [Table Text Block]
Years ending December 31,
2013	$95,000
2014	95,000
2015	95,000
2016	95,000
2017	95,000
Thereafter	915,000
Total minium payments	$1,390,000